Land use Right (Details) - Schedule of Land use Right, Net - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Land use Right, Net [Abstract]
Original cost	$ 542,741	$ 589,348
Less: accumulated amortization	(41,186)	(32,797)
Land use right, net	$ 501,555	$ 556,551